Consolidated Statements of Operations (Parenthetical) - CNY (¥)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unaudited Condensed Consolidated Statements of Operations
Other revenues			¥ 0	¥ 428,148	¥ 0
Service fee	¥ 150,000	¥ 100,000	550,000	0	0
Cost of Company owned and operated stores from transactions with a related party	12,104,853	5,880,992	36,862,860	19,521,561	8,864,342
General and administrative expenses from transactions with a related party	¥ 10,802,069	¥ 7,036,697	7,036,697	0	160,532
Franchise and royalty expenses from transactions with a related party			¥ 31,882,569	¥ 15,576,324	¥ 5,147,252